Accumulated other comprehensive loss (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Accumulated other comprehensive loss
Balance, Pre-tax		$ 8,494	$ (15,679)	$ (11,480)
Movements of the year, Pre-tax	$ (680)	(12,834)	24,173	(4,199)
Balance, Pre-tax		(4,340)	8,494	(15,679)
Balance, Tax		4,684	4,688	3,428
Movements of the year, Tax	204	3,850	(4)	1,260
Balance, Tax		8,534	4,684	4,688
Balance, Net of tax		13,178	(10,991)	(8,052)
Movements of the year, Net of tax		(8,984)	24,169	(2,939)
Balance, Net of tax	$ 223	$ 4,194	$ 13,178	$ (10,991)